SECURITIES - Amortized Cost and Fair Value of Securities Available for Sale Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Securities AFS, Amortized Cost
Maturing within one year	$ 23,447
Maturing after one year but within five years	122,874
Maturing after five years but within ten years	44,713
Maturing after ten years	187,033
Securities available-for-sale, amortized cost	378,067
Total securities available-for-sale, amortized cost	546,863	$ 621,588
Securities AFS, Fair Value
Maturing within one year	23,218
Maturing after one year but within five years	117,098
Maturing after five years but within ten years	40,445
Maturing after ten years	156,206
Total securities available-for-sale, fair value	336,967
Total securities available-for-sale, fair value	495,909	559,182
U.S. agency residential mortgage-backed
Securities AFS, Amortized Cost
Available-for-sale securities, without single maturity, amortized cost	87,435
Total securities available-for-sale, amortized cost	87,435	80,589
Securities AFS, Fair Value
Available-for-sale securities, without single maturity, fair value.	81,065
Total securities available-for-sale, fair value	81,065	71,137
U.S. agency commercial mortgage-backed
Securities AFS, Amortized Cost
Available-for-sale securities, without single maturity, amortized cost	8,039
Total securities available-for-sale, amortized cost	8,039	12,821
Securities AFS, Fair Value
Available-for-sale securities, without single maturity, fair value.	7,186
Total securities available-for-sale, fair value	7,186	11,641
Private label mortgage-backed
Securities AFS, Amortized Cost
Available-for-sale securities, without single maturity, amortized cost	42,689
Total securities available-for-sale, amortized cost	42,689	74,268
Securities AFS, Fair Value
Available-for-sale securities, without single maturity, fair value.	40,506
Total securities available-for-sale, fair value	40,506	70,035
Other asset backed
Securities AFS, Amortized Cost
Available-for-sale securities, without single maturity, amortized cost	30,633
Total securities available-for-sale, amortized cost	30,633	39,232
Securities AFS, Fair Value
Available-for-sale securities, without single maturity, fair value.	30,185
Total securities available-for-sale, fair value	$ 30,185	$ 38,516